FINANCIAL AND OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of financial and other income, net
	Year ended December 31,
	2025	2024	2023

Interest income	$3,905	$3,489	$2,960
Amortization of discount on marketable securities, net	503	1,747	281
Bank fees and other finance expenses	(28)	(34)	(31)
Foreign currency transaction adjustments	(310)	(20)	5
Gain (loss) from sales and disposals of fixed assets	1	-	(7)

Financial and other income, net	$4,071	$5,182	$3,208